Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner Unit [Member]	Limited Partner [Member] Common Units [Member]	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance at Dec. 31, 2017	$ 11,479	$ 628,471	$ 0	$ 639,950
Net income	1,384	73,581	0	74,965
Other comprehensive income	0	0	0	0
Cash distributions	(1,332)	(70,804)	0	(72,136)
Net proceeds from issuance of common units		(4)	0	(4)
Ending balance at Dec. 31, 2018	11,531	631,244	0	642,775
Convertible preferred units, beginning balance at Dec. 31, 2017				89,264
Net income				7,200
Cash distributions				(7,200)
Convertible preferred units, ending balance at Dec. 31, 2018				89,264
Net income	956	50,801	0	51,757
Other comprehensive income			0	0
Cash distributions	(1,332)	(70,804)	0	(72,136)
Ending balance at Dec. 31, 2019	11,155	611,241	0	622,396
Net income				7,200
Cash distributions				(7,200)
Convertible preferred units, ending balance at Dec. 31, 2019				89,264
Net income	1,072	56,953	0	58,025
Other comprehensive income	0	0	0	0
Cash distributions	(1,332)	(70,804)	0	(72,136)
Ending balance at Dec. 31, 2020	$ 10,895	$ 597,390	$ 0	608,285
Net income				7,200
Cash distributions				(7,200)
Convertible preferred units, ending balance at Dec. 31, 2020				$ 89,264